Note 13 - Earnings Per Share (Details) - Computation of Earnings Per Share - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Numerator:
Net loss	$ (825,176)	$ (69,942)	$ (1,852,301)	$ (2,830,047)
Preferred deemed dividend and preferred stock dividend
Less: Net loss allocated to participating securities	8	960	6,005	12,503
	$ (825,168)	$ (83,436)	$ (1,865,223)	$ (3,846,153)
Denominator:
Weighted-average shares outstanding	328,001,069	132,940,312	204,471,018	69,477,915
Weighted-average unvested restricted shares outstanding	(3,322)	(1,512,311)	656,121	306,958
Denominator for basic net loss per share	327,997,747	131,428,001	203,814,897	69,170,957
Basic net loss per share attributable to common stockholders	$ 0.00	$ 0.00	$ (0.01)	$ (0.06)